Taxes - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 USD ($)
Taxes
Net operating loss carry forward	$ 28,000,000.0		$ 22,000,000.0
Utilization per year(as percent)	80.00%
Deferred tax assets, valuation allowance	$ 5,900,000		$ 4,700,000
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%	100.00%
Number of units exported to SonicHash US	742
Total purchase price	$ 6,999,200
Unrecognized Tax Benefits	$ 0		$ 0
Cayman Islands.
Taxes
Applicable tax rate	0.00%	0.00%
Canada.
Taxes
Taxable income	$ 0
Canada. | Federal
Taxes
Applicable tax rate	15.00%	15.00%
Canada. | Alberta
Taxes
Applicable tax rate	8.00%	8.00%
United States.
Taxes
Taxable income	$ 0
United States. | Federal
Taxes
Applicable tax rate	21.00%	21.00%
United States. | Delaware
Taxes
Applicable tax rate	8.70%	8.70%
United States. | Georgia
Taxes
Applicable tax rate	5.75%	5.75%
United States. | INDIANA
Taxes
Applicable tax rate	5.25%	5.25%
Singapore.
Taxes
Applicable tax rate	17.00%	17.00%
Taxable income	$ 0
Singapore. | First scenario | SGD
Taxes
Taxable income		$ 10,000
Exempted from taxable income (as percent)	75.00%	75.00%
Exempted from taxable income	$ 7,700
Singapore. | Next scenario | SGD
Taxes
Taxable income		$ 190,000
Exempted from taxable income (as percent)	50.00%	50.00%
Exempted from taxable income	$ 147,000
US
Taxes
US ex-tax and GST	5.00%